Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Stock Warrants [Abstract]
COMMON STOCK WARRANTS

Note 9 — Common Stock Warrants

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2025:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2024	Granted	Exercised	Canceled/ Expired	Variable Settlement Provision Adjustment	Outstanding, September 30, 2025	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	(1,957)	—	—	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	(3,098)	—	—	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	(1,146)	—	—	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	15,480	—	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	—	1,345	August 2028
April 2024 Pre-Funded warrants	April 2024	$0.15	20,994	—	(4,855)	—	—	16,139	April 2029
April 2024 warrants	April 2024	$61.10	301,584	—	—	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	2,211	—	—	—	—	2,211	August 2029
			356,517	—	(4,855)	(6,201)	—	345,461

The following is a summary of the Company’s warrant activity for the nine months ended September 30, 2024:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Variable Settlement Provision Adjustment	Outstanding, September 30, 2024	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	—	1,957	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	—	3,098	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	15,480	—	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	—	1,345	August 2028
April 2024 Pre-Funded warrants	April 2024	$0.15	—	20,994	—	—	—	20,994	April 2029
April 2024 warrants	April 2024	$61.10	—	301,584	—	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	—	2,211	—	—	—	2,211	August 2029
			31,728	324,789	—	—	—	356,517

Note 8 — Common Stock Warrants

Preferred A and B Placement Warrants

During May 2024, the Board approved the amendment of 1,957 Preferred A Placement Warrants and 3,098 Preferred B Placement Warrants to extend the maturity to April 2025. The maturity of the Series A Placement Warrants were previously extended by amendment in February 2023, September 2023, and November 2023. The Company assessed the accounting treatment of the warrant amendments and determined that the amendments are modifications for accounting purposes. The Company determined the modifications had an insignificant impact on the consolidated financial statements.

January and February 2023 Warrants

In connection with the sale of common stock during January and February 2023, the Company issued warrants to purchase shares of common stock to common stockholders and to the underwriter for 15,480 and 2,322 shares, respectively. The warrants are exercisable upon issuance at $235.50 per share and have a 5-year term.

Beginning with the one-year anniversary of the issuance dates, the Company may redeem the outstanding warrants in whole or in part at $37.50 per warrant at any time after the date on which (i) the closing price of the Company’s common stock has equaled or exceeded $730.50 for ten consecutive trading days and (ii) the daily trading volume of the Company’s common stock has exceeded 667 shares on each of ten trading days. A minimum of thirty days prior written notice of redemption is required.

August 2023 Warrants

In August 2023, the Company issued warrants to purchase 1,345 shares of common stock to a third-party professional services firm.

April 2024 Pre-funded and Common Stock Warrants

On April 2, 2024, the Company entered into a securities purchase agreement for the private placement of an aggregate of 301,584 units with each unit consisting of (1) one share of the Company’s common stock or at the election of the purchaser, a pre-funded warrant to purchase one share of common stock, and (2) one warrant to purchase one share of common stock. The purchase price paid for each unit was $80.00. Certain directors and officers participated in the transaction and purchased 1,918 of the units at an offering price of $84.80 per unit.

Pre-funded warrants totaling 20,994 shares were issued. Each pre-funded warrant has an exercise price equal to $0.15 per share or calculated pursuant to the cashless exercise provision. The pre-funded warrants were immediately exercisable on the date of issuance and do not expire.

Warrants totaling 301,584 shares were issued. Each warrant that was issued to holders other than the Company’s officers and directors has an exercise price equal to $61.10 per share or calculated pursuant to the cashless exercise provision. The warrants issued to the Company’s officers and directors have an exercise price equal to $66.00 or calculated pursuant to the cashless exercise provision. The warrants were exercisable immediately and expire on the fifth anniversary of the initial exercise date of the warrant. After April 4, 2025, the warrants may be redeemed in whole or in part at the option of the Company with at least thirty days’ notice to the holder of the warrant, which notice may not be given before, but may be given at any time after the date on which (i) the closing price of the Company’s common stock has equaled or exceeded $750.00 for ten consecutive trading days and (ii) the daily trading volume of the common stock has exceeded 667 shares on each of such ten trading days. The redemption price is $3.80 per warrant share.

August 2024 Common Stock Warrants

On August 14, 2024, in connection with a strategic advisory agreement, the Company issued warrants to purchase 2,211 shares of the Company’s common stock (the “August 2024 Warrants”). The August 2024 Warrants have a five-year term and an exercise price of $61.10 per share. The August 2024 Warrants may be exercised at any time prior to the expiration date of August 14, 2029. Each outstanding August 2024 Warrant not exercised on or before the expiration date will become void. The August 2024 Warrants are not subject to restrictions on transfers and each holder is permitted to transfer the August 2024 Warrants. The August 2024 Warrants can be exercised on a cashless basis at the option of the holder.

The following is a summary of the Company’s warrant activity for the years ended December 31, 2024 and 2023:

Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2024	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	1,957	April 2025
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	3,098	April 2025
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	6,380	March 2026
January 2023 warrants	Janauary 2023	$235.50	15,480	—	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	2,322	—	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	1,345	—	—	—	1,345	August 2028
Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2023	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2024	Expiration
April 2024 Pre-Funded warrants	April 2024	$0.15	—	20,994	—	—	20,994	April 2029
April 2024 warrants	April 2024	$61.10	—	301,584	—	—	301,584	April 2029
August 2024 warrants	August 2024	$61.10	—	2,211	—	—	2,211	August 2029
			31,728	324,789	—	—	356,517
Warrant Issuance	Issuance	Exercise Price	Outstanding, December 31, 2022	Granted	Exercised	Canceled/ Expired	Outstanding, December 31, 2023	Expiration
Preferred A Placement Warrants	March and April 2018 and August 2019	$210.00	1,957	—	—	—	1,957	April 2024
Preferred A Lead Investor Warrants	February 2021	$1.875	350	—	—	(350)	—	March 2023
Preferred B Placement Warrants	April 2019	$315.00	3,098	—	—	—	3,098	April 2024
Convertible Notes Placement Warrants	August 2020	$385.50	1,146	—	—	—	1,146	August 2025
Underwriter Warrants	March 2021	$900.00	6,380	—	—	—	6,380	March 2026
January 2023 warrants	January 2023	$235.50	—	15,480	—	—	15,480	January 2028
February 2023 warrants	February 2023	$235.50	—	2,322	—	—	2,322	February 2028
August 2023 warrants	August 2023	$186.00	—	1,345	—	—	1,345	August 2028
			12,931	19,147	—	(350)	31,728

Warrants Classified as Equity

All of the Company’s outstanding warrants are classified as equity instruments since they do not meet the characteristics of a liability or a derivative and are recorded at fair value on the date of issuance.

January and February 2023 Warrants

The warrants are classified as an equity instrument because they are both indexed to the Company’s own stock and classified in stockholders’ equity. The fair value of the warrants was estimated using a Monte Carlo simulation approach. Subsequent changes in fair value are not recognized as long as the warrants continue to be classified in equity. The fair value at the issuance date was calculated utilizing the Monte Carlo univariate pricing model, which simulates a distribution of stock prices for Movano throughout the remaining performance period, based on certain assumptions of stock price behavior.

The following major assumptions were used: (1) the stock price of the Company follows a geometric Brownian motion; (2) the daily stock price for the Company is simulated until the termination date using a volatility estimate based on term-match daily stock price returns of peer companies; and (3) the valuation is done under a risk-neutral framework using the term-matched zero-coupon risk-free interest rate.

The major inputs were:

Issuance Date
Dividend yield	—%
Expected volatility	60.83%
Risk-free interest rate	3.54%
Expected life	5.0 years
Valuation date common stock price	$208.50

The fair value of the January and February 2023 warrants at the issuance date is approximately $1.5 million.

August 2023 Warrants

The warrants are classified as equity instruments since they do not meet the characteristics of a liability or a derivative and are recorded at fair value on the date of issuance using the Black-Scholes option pricing model. The amount of the fair value was insignificant.

April 2024 Warrants

The warrants were recorded on a relative fair value basis at the date of issuance using the Black-Scholes model, which was recorded as a debit to issuance costs and a credit to additional paid-in capital on the consolidated balance sheets. The warrants are not remeasured in future periods as the warrants meet the conditions for equity classification. The relative fair value of the April 2024 Pre-funded warrants was $1.0 million and the relative fair value of the April 2024 Warrants at the issuance date was $8.8 million.

The following assumptions were used to calculate the fair value of the pre-funded and common stock warrants at issuance date:

Expected term	5.0 years
Expected volatility	59.5%
Risk-free interest rate	4.4%
Expected dividends	0.0%

August 2024 Warrants

The warrants are classified as equity instruments since they do not meet the characteristics of a liability or a derivative and are recorded at fair value on the date of issuance using the Black-Scholes option pricing model with the following assumptions to determine the fair value of the August 2024 Warrants as of August 14, 2024:

Expected term	5.0 years
Expected volatility	60.83%
Risk-free interest rate	3.67%
Expected dividends	0.0%